UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—22.89%
Federal Farm Credit Bank
2.030%, due 10/01/08(1)	128,000,000	127,998,238
Federal Home Loan Bank
2.050%, due 10/01/08(2)	46,500,000	46,500,000
2.115%, due 10/01/08(1)	172,500,000	172,500,000
2.100%, due 10/17/08(2),(3)	330,000,000	329,692,000
2.687%, due 11/18/08(1)	27,000,000	27,000,000
2.560%, due 02/13/09	100,000,000	100,222,689
2.310%, due 04/07/09	177,500,000	177,500,000
2.390%, due 04/30/09(3)	175,000,000	175,000,000
2.400%, due 05/13/09(3)	132,500,000	132,484,957
2.820%, due 07/10/09	130,000,000	130,000,000
Federal Home Loan Mortgage Corp.*
2.435%, due 10/28/08(2)	83,442,000	83,289,614
3.639%, due 10/28/08(1)	166,500,000	166,440,232
2.420%, due 11/03/08(2)	70,000,000	69,844,717
3.790%, due 12/08/08(2)	184,528,000	183,206,985
2.720%, due 12/22/08(2),(3)	224,750,000	223,357,549
2.520%, due 12/29/08(2),(3)	150,000,000	149,065,500
2.625%, due 06/12/09	100,000,000	100,000,000
Federal National Mortgage Association*
1.800%, due 10/01/08(1)	225,500,000	225,500,000
2.400%, due 10/15/08(2)	98,962,000	98,869,635
2.150%, due 11/12/08(2)	47,575,000	47,455,666
2.570%, due 11/17/08(2)	250,000,000	249,161,180
2.500%, due 11/20/08(2)	255,000,000	254,114,583
2.670%, due 02/04/09(2)	166,082,000	164,529,964
US Treasury Bills
0.200%, due 12/04/08(2),(3)	100,000,000	99,964,444

Total US government and agency obligations (cost—$3,533,697,953)		3,533,697,953

Bank notes—3.00%

Banking-US—3.00%
HSBC Bank USA, Inc.
3.875%, due 09/15/09	25,000,000	25,131,594
Wachovia Bank N.A. (Charlotte)
3.001%, due 10/06/08(1)	156,000,000	156,000,000
Wells Fargo Bank N.A.
3.130%, due 10/20/08(1)	130,000,000	130,000,000
Westpac Banking Corp.
3.089%, due 10/14/08(1)	151,500,000	151,500,000

Total bank notes (cost—$462,631,594)		462,631,594

Certificates of deposit—13.77%

Banking-non-US—10.26%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	122,500,000	122,500,000

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Barclays Bank PLC
3.020%, due 02/23/09	137,500,000	137,500,000
BNP Paribas
3.180%, due 08/24/09	52,500,000	52,500,000
Calyon N.A., Inc.
3.170%, due 06/02/09	131,500,000	131,500,000
Deutsche Bank AG
3.414%, due 12/22/08(1)	150,000,000	150,000,000
Lloyds TSB Bank PLC
2.620%, due 10/20/08	124,500,000	124,499,673
Norinchukin Bank Ltd.
2.750%, due 10/14/08	178,000,000	178,000,000
Rabobank Nederland
2.990%, due 02/17/09	72,250,000	72,250,000
Royal Bank of Scotland
2.740%, due 10/20/08	170,000,000	170,000,445
2.850%, due 11/06/08	85,000,000	85,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	135,000,000	135,000,000
3.112%, due 10/14/08(1)	125,000,000	125,000,000

		1,583,750,118

Banking-US—3.51%
Bank of America N.A.
2.740%, due 11/03/08	176,000,000	176,000,000
3.000%, due 03/09/09	125,000,000	125,000,000
State Street Bank & Trust Co.
2.680%, due 10/01/08	66,000,000	66,000,000
2.960%, due 03/11/09	175,000,000	175,000,000

		542,000,000

Total certificates of deposit (cost—$2,125,750,118)		2,125,750,118

Commercial paper(2)—28.56%

Asset backed-banking—0.32%
Atlantis One Funding
4.100%, due 10/09/08	50,000,000	49,954,444

Asset backed-miscellaneous—16.45%
Amsterdam Funding Corp.
2.720%, due 10/16/08	125,000,000	124,858,333
Atlantic Asset Securitization LLC
2.470%, due 10/10/08	225,000,000	224,861,063
Barton Capital LLC
4.250%, due 10/03/08	100,000,000	99,976,389
2.470%, due 10/09/08	138,000,000	137,924,253
Bryant Park Funding LLC
2.490%, due 10/03/08	90,190,000	90,177,524
4.300%, due 10/06/08	75,000,000	74,955,208
2.470%, due 10/09/08	50,105,000	50,077,498
Chariot Funding LLC
5.500%, due 10/01/08	200,000,000	200,000,000
2.450%, due 10/15/08	50,000,000	49,952,361

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper(2)— (continued)

Asset backed-miscellaneous—(concluded)
Falcon Asset Securitization Corp.
5.500%, due 10/01/08	150,000,000	150,000,000
2.470%, due 10/03/08	50,000,000	49,993,139
Jupiter Securitization Co. LLC
5.500%, due 10/01/08	150,000,000	150,000,000
2.460%, due 10/09/08	50,302,000	50,274,502
Old Line Funding Corp.
2.750%, due 10/14/08	165,000,000	164,836,146
2.650%, due 11/04/08	100,000,000	99,749,722
Ranger Funding Co. LLC
3.550%, due 10/24/08	175,000,000	174,603,090
Sheffield Receivables Corp.
2.500%, due 10/06/08	73,000,000	72,974,653
Thunderbay Funding
2.520%, due 10/15/08	100,000,000	99,902,000
2.750%, due 11/04/08	100,000,000	99,740,278
Variable Funding Capital Corp.
2.490%, due 10/01/08	50,000,000	50,000,000
Windmill Funding Corp.
2.720%, due 10/15/08	125,000,000	124,867,778
3.900%, due 12/05/08	100,000,000	99,295,833
Yorktown Capital LLC
2.500%, due 10/16/08	100,000,000	99,895,833

		2,538,915,603

Banking-non-US—0.97%
Dnb NOR ASA
2.730%, due 12/04/08	150,000,000	149,272,000

Banking-US—5.50%
CBA (Delaware) Finance, Inc.
2.660%, due 10/06/08	100,000,000	99,963,056
Danske Corp.
2.705%, due 10/14/08	100,000,000	99,902,320
Dexia Delaware LLC
6.500%, due 10/01/08	150,000,000	150,000,000
Fortis Funding LLC
2.500%, due 10/01/08	130,000,000	130,000,000
ING (US) Funding LLC
2.760%, due 10/27/08	77,750,000	77,595,018
2.960%, due 10/27/08	45,000,000	44,903,800
2.980%, due 02/04/09	98,500,000	97,472,645
Societe Generale N.A., Inc.
2.780%, due 11/14/08	150,000,000	149,490,333

		849,327,172

Finance-noncaptive diversified—2.12%
General Electric Capital Corp.
2.610%, due 11/06/08	215,000,000	214,438,850
2.880%, due 05/07/09	115,000,000	112,994,400

		327,433,250

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper(2)—(concluded)

Food/beverage—0.52%
Coca-Cola Co.
2.070%, due 10/16/08	38,900,000	38,866,449
Nestle Capital Corp.
2.080%, due 10/06/08	41,500,000	41,488,011

		80,354,460

Pharmaceuticals—1.29%
Pfizer, Inc.
2.010%, due 10/09/08	198,494,000	198,405,339

Telecom-wirelines—1.39%
AT&T, Inc.
2.110%, due 10/06/08	40,300,000	40,288,190
2.110%, due 10/15/08	175,000,000	174,856,403

		215,144,593

Total commercial paper (cost—$4,408,806,861)		4,408,806,861

Short-term corporate obligations—10.16%

Automobile OEM—0.45%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(4)	70,000,000	70,041,099

Banking-non-US—7.65%
ANZ National International Ltd.
2.487%, due 10/06/08(1),(4)	100,000,000	100,000,000
Bank of Scotland PLC
2.556%, due 10/01/08(1),(4)	173,000,000	173,000,000
BNP Paribas
3.014%, due 11/13/08(1)	120,000,000	120,000,000
HSBC Bank USA
3.188%, due 10/14/08(1)	128,000,000	128,000,000
Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(4)	160,000,000	160,000,000
National Australia Bank Ltd.
3.025%, due 12/08/08(1),(4)	105,500,000	105,500,000
Nordea Bank AB
3.149%, due 10/24/08(1),(4)	101,500,000	101,500,000
Rabobank Nederland NV
2.993%, due 11/10/08(1),(4)	172,000,000	172,000,000
Totta Ireland PLC
2.497%, due 10/06/08(1),(4)	120,000,000	120,000,000

		1,180,000,000

Finance-captive automotive—2.06%
Toyota Motor Credit Corp.
2.060%, due 10/01/08(1)	103,000,000	103,000,000
2.270%, due 10/01/08(1)	104,850,000	104,850,000
2.320%, due 10/01/08(1)	110,000,000	110,000,000

		317,850,000

Total short-term corporate obligations (cost—$1,567,891,099)		1,567,891,099

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—21.47%
Repurchase agreement dated 09/30/08 with Bank of America, 1.500% due 10/01/08, collateralized by $85,800,000 Federal Home Loan Bank obligations, 2.200% to 4.875% due 04/09/09 to 11/18/11, $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/23/09 and $420,908,000 Federal National Mortgage Association obligations, zero coupon to 6.000% due 11/17/08 to 10/24/16 (value—$612,001,401); proceeds: $600,025,000	600,000,000	600,000,000
Repurchase agreement dated 09/30/08 with Barclays Bank PLC, 2.000% due 10/01/08, collateralized by $500,000,000 Federal Home Loan Mortgage Corp. obligations, 4.230% due 05/07/13 and $652,601,000 Federal National Mortgage Association obligations, 5.250% to 5.280% due 03/05/14 to 12/12/17; (value—$1,183,200,203); proceeds: $1,160,064,444	1,160,000,000	1,160,000,000
Repurchase agreement dated 09/30/08 with Deutsche Bank Securities, Inc., 2.000% due 10/01/08, collateralized by $70,380,000 Federal Home Loan Bank obligations, 3.600% due 02/22/11, $7,928,000 Federal National Mortgage Association obligations, zero coupon due 02/18/09, $60,579,000 Resolution Funding Strips, zero coupon due 04/15/19; (value—$116,892,338); proceeds: $114,606,367	114,600,000	114,600,000
Repurchase agreement dated 09/30/08 with Goldman Sachs & Co., 1.100% due 10/01/08, collateralized by $315,885,000 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.250% due 10/06/08 to 01/19/16 and $659,187,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 01/12/09 to 11/15/30; (value—$1,020,000,616); proceeds $1,000,030,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $449,028,188 US Treasury Bills, zero coupon due 11/06/08 to 11/20/08; (value—$448,871,687): proceeds: $440,064,611	440,064,000	440,064,000

Total repurchase agreements (cost—$3,314,664,000)		3,314,664,000

	Number of Shares
Investments of cash collateral from securities loaned—4.95%

Money market funds(5)—4.95%
BlackRock Liquidity Funds Temp Fund Portfolio Institutional Class,
2.878%	101,541,153	101,541,153
DWS Money Market Series Institutional,
2.127%	61,921,884	61,921,884
UBS Private Money Market Fund LLC(6),
3.011%	600,349,464	600,349,464

Total money market funds and investments of cash collateral from securities loaned (cost—$763,812,501)		763,812,501

Total investments (cost—$16,177,254,126 which approximates cost for federal income tax purposes)(7),(8)—104.80%		16,177,254,126

Liabilities in excess of other assets—(4.80)%		(740,250,552)

Net assets (applicable to 15,435,390,777 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		15,437,003,574

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at September 30, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.49% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Rates shown reflect yield at September 30, 2008.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2008 (unaudited)

(6)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended September 30, 2008.

Security description	Value at 06/30/08 ($)	Purchases during the three months ended 09/30/08 ($)	Sales during the three months ended 09/30/08 ($)	Value at 09/30/08 ($)	Net income earned from affiliate for the three months ended 09/30/08 ($)
UBS Private Money Market Fund LLC	379,088,524	1,134,419,734	913,158,794	600,349,464	431,070

(7)	Includes $747,057,800 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $763,812,501.
(8)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	16,177,254,126	—	16,177,254,126

OEM Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	79.8
United Kingdom	6.7
Japan	3.8
Sweden	2.2
France	1.9
Netherlands	1.5
Germany	0.9
Norway	0.9
Spain	0.7
Australia	0.7
New Zealand	0.6
Switzerland	0.3

Total	100.0

Weighted average maturity—42 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2008.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—43.74%
Federal Farm Credit Bank
2.750%, due 06/05/09	49,000,000	49,000,000
Federal Home Loan Bank
2.100%, due 12/12/08(1)	55,955,000	55,719,989
2.600%, due 12/12/08(1)	125,000,000	124,350,000
3.150%, due 12/22/08(1)	120,000,000	119,139,000
3.310%, due 01/05/09(1)	125,000,000	123,896,666
2.250%, due 02/13/09(1)	56,101,000	55,627,648
Federal Home Loan Mortgage Corp.*
2.388%, due 10/06/08(2)	50,000,000	50,000,000
2.750%, due 12/02/08(1)	150,000,000	149,289,583
2.750%, due 12/09/08(1)	125,000,000	124,341,146
2.070%, due 12/15/08(1)	87,000,000	86,624,813
2.600%, due 12/22/08(1)	133,575,000	132,783,939
2.140%, due 12/30/08(1)	60,000,000	59,679,000
5.000%, due 06/11/09	12,500,000	12,692,686
Federal National Mortgage Association*
2.000%, due 11/05/08(1)	20,000,000	19,961,111
2.000%, due 11/14/08(1)	18,939,000	18,892,705
2.400%, due 11/17/08(1)	225,000,000	224,295,000
2.300%, due 12/15/08(1)	125,000,000	124,401,042
2.800%, due 01/07/09(1)	150,000,000	148,856,667
US Treasury Bills
1.940%, due 11/28/08(1)	40,000,000	39,874,978
1.960%, due 12/18/08(1)	60,000,000	59,745,200
1.380%, due 03/26/09(1)	40,000,000	39,730,133
1.665%, due 03/26/09(1)	50,000,000	49,593,000
1.941%, due 09/24/09(1)	50,000,000	49,035,140

Total US government and agency obligations (cost—$1,917,529,446)		1,917,529,446

Repurchase agreements—56.29%
Repurchase agreement dated 09/30/08 with Banc of America, 0.050% due 10/01/08, collateralized by $21,123,500 US Treasury Bills, zero coupon due 01/15/09, $77,208,000 US Treasury Notes, 3.625% due 07/15/09 and $301,851,489 in cash; (value—$401,962,970); proceeds: $400,000,556	400,000,000	400,000,000
Repurchase agreement dated 09/30/08 with Barclays Bank PLC, 0.250% due 10/01/08, collateralized by $225,261,400 US Treasury Bonds, 4.500% due 02/15/36 and $334,053,600 US Treasury Notes, 3.375% to 4.000% due 06/15/09 to 10/15/09; (value—$581,400,069); proceeds: $570,003,958	570,000,000	570,000,000
Repurchase agreement dated 09/30/08 with Deutsche Bank Securities, Inc., 0.250% due 10/01/08, collateralized by $266,861,600 US Treasury Bond Principal Strips, 8.000% due 11/15/21; (value—$150,654,048); proceeds: $147,701,026	147,700,000	147,700,000
Repurchase agreement dated 09/30/08 with Goldman Sachs & Co., 0.020% due 10/01/08, collateralized by $239,916,400 US Treasury Notes, 4.750% to 6.500% due 02/28/09 to 02/15/10; (value—$255,000,101); proceeds: $250,000,139	250,000,000	250,000,000

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/08 with Merrill Lynch & Co., 0.050% due 10/01/08, collateralized by $326,125,000 US Treasury Bonds, 8.875% due 02/15/19 and $90,278,000 US Treasury Notes, 3.500% due 08/15/09; (value—$561,006,466); proceeds: $550,000,764	550,000,000	550,000,000
Repurchase agreement dated 09/30/08 with Morgan Stanley & Co., 0.100% due 10/01/08, collateralized by $110,910,000 US Treasury Bonds, 4.500% due 05/15/38 and $387,728,000 US Treasury Inflation Index Notes, 1.875% to 2.375% due 04/15/11 to 07/15/13; (value—$564,875,183); proceeds: $550,001,528	550,000,000	550,000,000
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $15,306 US Treasury Bills, zero coupon due 11/06/08 to 11/20/08; (value—$15,300): proceeds: $15,000	15,000	15,000

Total repurchase agreements (cost—$2,467,715,000)		2,467,715,000

	Number of shares
Money market fund(3)—0.00%
AIM Treasury Portfolio,
0.665% (cost—$16,050)	16,050	16,050

Total investments (cost—$4,385,260,496 which approximates cost for federal income tax purposes)(4)—100.03%		4,385,260,496

Liabilities in excess of other assets—(0.03)%		(1,292,235)

Net assets (applicable to 4,384,234,851 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,383,968,261

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate security. The maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of September 30, 2008, and resets periodically.
(3)	Rate shown reflects yield at September 30, 2008.
(4)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	4,385,260,496	—	4,385,260,496

Weighted average maturity—41 days

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2008.

	Face amount ($)	Value ($)
US government agency obligations—27.61%
Federal Farm Credit Bank
2.030%, due 10/01/08(1)	14,000,000	13,999,807
Federal Home Loan Bank
2.100%, due 10/17/08(2)	20,000,000	19,981,333
2.350%, due 10/22/08(2)	10,000,000	9,986,292
2.350%, due 11/12/08(2)	38,000,000	37,895,817
2.687%, due 11/18/08(1)	32,000,000	32,000,000
2.560%, due 02/13/09	12,000,000	12,026,723
2.310%, due 04/07/09	15,000,000	15,000,000
2.860%, due 04/13/09(2)	20,000,000	19,691,756
2.390%, due 04/30/09	20,000,000	20,000,000
2.400%, due 05/13/09	5,000,000	4,999,432
2.820%, due 07/10/09	14,000,000	14,000,000
Federal Home Loan Mortgage Corp.*
2.200%, due 10/14/08(2)	15,000,000	14,988,083
3.639%, due 10/28/08(1)	30,000,000	29,989,231
2.420%, due 11/03/08(2)	20,000,000	19,955,633
2.200%, due 11/24/08(2)	5,000,000	4,983,500
2.110%, due 12/16/08(2)	23,437,000	23,332,601
2.810%, due 02/02/09(2)	35,000,000	34,661,239
2.850%, due 03/02/09(2)	25,000,000	24,699,167
2.450%, due 04/09/09	9,000,000	9,000,000
2.625%, due 06/12/09	11,000,000	11,000,000
Federal National Mortgage Association*
2.380%, due 10/14/08(2)	20,000,000	19,982,811
2.440%, due 10/27/08(2)	10,000,000	9,982,378
2.080%, due 11/03/08(2)	15,000,000	14,971,400
2.500%, due 11/20/08(2)	20,000,000	19,930,555
2.100%, due 12/08/08(2)	35,000,000	34,861,167
2.550%, due 12/08/08(2)	10,000,000	9,951,833
2.620%, due 12/08/08(2)	25,000,000	24,876,278
2.880%, due 12/24/08(2)	15,000,000	14,899,200

Total US government agency obligations (cost—$521,646,236)		521,646,236

Bank notes—4.71%

Banking-US—4.71%
Bank of America N.A.
2.998%, due 11/06/08(1)	10,000,000	10,000,000
Wachovia Bank N.A. (Charlotte)
3.001%, due 10/06/08(1)	15,000,000	15,000,000
Wells Fargo Bank N.A.
2.580%, due 10/14/08	25,000,000	25,000,000
3.130%, due 10/20/08(1)	14,000,000	14,000,000
Westpac Banking Corp.
3.089%, due 10/14/08(1)	25,000,000	25,000,000

Total bank notes (cost—$89,000,000)		89,000,000

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—12.70%

Banking-non-US—10.96%
Abbey National Treasury Services PLC
4.009%, due 10/27/08(1)	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	10,000,000	10,000,000
Barclays Bank PLC
3.020%, due 02/23/09	9,000,000	9,000,000
Calyon N.A., Inc.
3.160%, due 03/02/09	10,000,000	10,000,000
3.170%, due 06/02/09	16,000,000	16,000,000
Deutsche Bank AG
3.414%, due 12/22/08(1)	13,000,000	13,000,000
Mizuho Corporate Bank Ltd.
2.660%, due 10/14/08	25,000,000	25,000,000
Norinchukin Bank Ltd.
2.480%, due 10/10/08	7,000,000	7,000,000
2.750%, due 10/14/08	20,000,000	20,000,000
Rabobank Nederland
2.990%, due 02/17/09	7,000,000	7,000,000
Royal Bank of Scotland
2.740%, due 10/20/08	15,000,000	15,000,039
Skandinaviska Enskilda Banken AG
3.120%, due 01/02/09	25,000,000	25,000,318
Svenska Handelsbanken
5.000%, due 10/09/08	25,000,000	25,000,000

		207,000,357

Banking-US—1.74%
Bank of America N.A.
2.740%, due 11/03/08	18,000,000	18,000,000
State Street Bank & Trust Co.
2.960%, due 03/11/09	15,000,000	15,000,000

		33,000,000

Total certificates of deposit (cost—$240,000,357)		240,000,357

Commercial paper(2)—23.90%

Asset backed-miscellaneous—11.47%
Atlantic Asset Securitization LLC
5.000%, due 10/14/08	12,866,000	12,842,770
4.000%, due 10/27/08	15,000,000	14,956,667
Barton Capital LLC
6.100%, due 10/01/08	29,000,000	29,000,000
Bryant Park Funding LLC
4.250%, due 10/06/08	10,000,000	9,994,097
2.550%, due 10/15/08	15,000,000	14,985,125
Falcon Asset Securitization Corp.
3.500%, due 10/01/08	12,000,000	12,000,000
Jupiter Securitization Co. LLC
2.450%, due 10/03/08	15,000,000	14,997,958
Old Line Funding Corp.
4.250%, due 10/01/08	15,000,000	15,000,000
Ranger Funding Co. LLC
3.550%, due 10/24/08	23,000,000	22,947,835

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)

Asset backed-miscellaneous—(concluded)
Regency Markets No.1 LLC
4.000%, due 10/14/08	19,000,000	18,972,555
Thunderbay Funding
2.550%, due 10/14/08	14,234,000	14,220,893
Windmill Funding Corp.
3.900%, due 12/05/08	19,000,000	18,866,208
Yorktown Capital LLC
4.050%, due 10/10/08	18,000,000	17,981,775

		216,765,883

Automobile OEM—2.76%
American Honda Finance Corp.
2.200%, due 11/21/08	27,200,000	27,115,227
BMW US Capital LLC
2.030%, due 10/10/08	25,000,000	24,987,312

		52,102,539

Banking-non-US—1.00%
Banque et Caisse d’Epargne de L’Etat
4.180%, due 10/27/08	4,000,000	3,987,925
Royal Bank of Canada
2.280%, due 10/20/08	15,000,000	14,981,950

		18,969,875

Banking-US—2.53%
Danske Corp.
2.705%, due 10/14/08	10,000,000	9,990,232
ING (US) Funding LLC
2.960%, due 10/27/08	13,000,000	12,972,209
San Paolo IMI US Financial Co.
2.750%, due 12/08/08	25,000,000	24,870,139

		47,832,580

Consumer products-nondurables—1.06%
Procter & Gamble International Funding SCA
2.160%, due 11/17/08	20,000,000	19,943,600

Finance-noncaptive diversified—1.32%
General Electric Capital Corp.
2.610%, due 11/06/08	25,000,000	24,934,750

Food/beverage—1.32%
Coca-Cola Co.
2.100%, due 10/27/08	25,000,000	24,962,083

Pharmaceuticals—1.38%
Novartis Finance Corp.
2.200%, due 10/01/08	6,000,000	6,000,000
2.070%, due 10/17/08	20,000,000	19,981,600

		25,981,600

Retail-discount—1.06%
Wal-Mart Stores, Inc.
2.100%, due 11/03/08	20,000,000	19,961,500

Total commercial paper (cost—$451,454,410)		451,454,410

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations—11.41%

Automobile OEM—0.48%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	9,000,000	9,005,284

Banking-non-US—8.95%
Bank of Scotland PLC
2.556%, due 10/01/08(1),(3)	50,000,000	50,000,000
BNP Paribas
3.014%, due 11/13/08(1)	10,000,000	10,000,000
Danske Corp.
3.041%, due 10/09/08(1)	17,000,000	17,000,000
HSBC Bank USA
3.188%, due 10/14/08(1)	13,000,000	13,000,000
Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	16,000,000	16,000,000
National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	11,000,000	11,000,000
Rabobank Nederland
2.993%, due 11/10/08(1),(3)	20,000,000	20,000,000
Societe Generale
2.486%, due 10/01/08(1),(3)	18,000,000	18,000,000
Totta Ireland PLC
2.497%, due 10/06/08(1),(3)	14,000,000	14,000,000

		169,000,000

Finance-captive automotive—1.98%
Toyota Motor Credit Corp.
2.06%, due 10/01/08(1)	15,000,000	15,000,000
2.270%, due 10/01/08(1)	10,500,000	10,500,000
2.320%, due 10/01/08(1)	12,000,000	12,000,000

		37,500,000

Total short-term corporate obligations (cost—$215,505,284)		215,505,284

Repurchase agreements—19.54%
Repurchase agreement dated 09/30/08 with Barclays Bank PLC, 2.000% due 10/01/08, collateralized by $250,000,000 Federal National Mortgage Association obligations, 3.150% due 05/06/10 and 63,941,000 Tennessee Valley Authority obligations, 6.750% due 11/01/25; (value—$331,500,920); proceeds: $325,018,056	325,000,000	325,000,000
Repurchase agreement dated 09/30/08 with Deutsche Bank Securities, Inc., 2.000% due 10/01/08, collateralized by $42,295,000 Federal Home Loan Bank obligations, 3.600% due 04/01/11; (value—$42,840,606); proceeds: $42,002,333	42,000,000	42,000,000

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $2,230,529 US Treasury Bills, zero coupon due 11/06/08 to 11/20/08; (value—$2,229,752); proceeds: $2,186,003	2,186,000	2,186,000

Total repurchase agreements (cost—$369,186,000)		369,186,000

	Number of shares
Money market fund(4)—0.00%
UBS Private Money Market Fund LLC(5),
3.011%, (cost—$1)	1	1

Total investments (cost—$1,886,792,288 which approximates cost for federal income tax purposes)(6)—99.87%		1,886,792,288

Other assets in excess of liabilities—0.13%		2,449,084

Net assets (applicable to 1,889,133,115 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,889,241,372

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.30% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Rate shown reflects yield at September 30, 2008.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended September 30, 2008.

Security description	Value at 06/30/08 ($)	Purchases during the three months ended 09/30/08 ($)	Sales during the three months ended 09/30/08 ($)	Value at 09/30/08 ($)	Net income earned from affiliate for the three months ended 09/30/08 ($)
UBS Private Money Market Fund LLC	203,388	2,290	205,677	1	104

(6)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS Retirement Money Fund

Schedule of investments – September 30, 2008 (unaudited)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	1,886,792,288	—	1,886,792,288

OEM Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.3
United Kingdom	6.8
Japan	5.3
France	2.9
Sweden	2.7
Germany	2.0
Netherlands	1.4
Switzerland	1.4
Denmark	0.9
Canada	0.8
Spain	0.7
Australia	0.6
Luxembourg	0.2

Total	100.0

Weighted average maturity—42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 1, 2008